Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2017	2016
	U.S. Dollars (in thousands)

Accrued employee compensation and related benefits	6,248	5,547
Commissions	4,204	4,177
Advances from customers and deferred revenues	3,589	1,418
Accrued expenses	1,306	1,715
Accrued warranty costs (1)	1,300	1,102
Government institutions	748	763
Due to related parties (see Note 17)	-	18
	17,395	14,740

Changes In Product Warranty Obligation
	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Beginning of year	1,102	1,113	912
Accruals	2,222	1,823	1,890
Usage	(2,024)	(1,834)	(1,689)

Balance at end of year	1,300	1,102	1,113